Investments in associates (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates
A reconciliation
 of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2022			2021
Million US dollar	AB InBev Efes	Castel	Anadolu Efes	AB InBev Efes	Castel	Anadolu Efes
Balance at 1 January	1 143	3 400	201	1 135	3 566	391

Effect of movements in foreign exchange	—	(172)	(57)	—	(246)	(159)
Dividends received	—	(87)	(14)	—	(36)	(67)
Share of results of associates	—	152	41	7	116	35
Exceptional share of results of associates	(1 143)	—	—	—	—	—

Balance at 31 December	—	3 293	171	1 143	3 400	201

Summarized Financial Information of the Company's Material Associates
Summarized financial information of the company’s material associates is as follows:

	2022		2021
Million US dollar	Castel	Anadolu Efes	AB InBev Efes	Castel	Anadolu Efes
Current assets	3 399	2 973	385	3 016	1 500
Non-current assets	3 679	4 654	624	3 923	3 157
Current liabilities	(1 803)	(2 581)	(693)	(1 774)	(1 259)
Non-current liabilities	(439)	(1 767)	(42)	(499)	(1 218)
Non-controlling interests	(564)	(1 789)	—	(543)	(1 128)

Net assets 1	4 272	1 490	274	4 124	1 053

Revenue	4 942	4 222	1 393	5 017	3 781
Profit (loss)	767	287	1	741	275
Other comprehensive income (loss)	74	1 503	—	(295)	241
Total comprehensive income (loss)	841	1 790	1	447	516